Earnings (Loss) Per Share - Additional Information (Detail)	9 Months Ended	12 Months Ended				3 Months Ended		9 Months Ended
	Sep. 30, 2013 Common Stock Class L [Member]	Dec. 31, 2012 Common Stock Class L [Member]	Dec. 31, 2012 Common Stock Class L [Member] Dilutive Stock Options [Member]	Dec. 31, 2011 Common Stock Class L [Member] Dilutive Stock Options [Member]	Dec. 31, 2010 Common Stock Class L [Member] Dilutive Stock Options [Member]	Sep. 30, 2013 Common Stock Class A [Member]	Sep. 30, 2012 Common Stock Class A [Member]	Sep. 30, 2013 Common Stock Class A [Member]	Sep. 30, 2012 Common Stock Class A [Member]	Dec. 31, 2012 Common Stock Class A [Member]	Dec. 31, 2011 Common Stock Class A [Member]	Dec. 31, 2012 Common Stock Class A [Member] Dilutive Stock Options [Member]	Dec. 31, 2011 Common Stock Class A [Member] Dilutive Stock Options [Member]	Dec. 31, 2010 Common Stock Class A [Member] Dilutive Stock Options [Member]
Earnings Per Share [Line Items]
Options to Purchase Common Stock Shares Outstanding		122,077	126,658	23,191	23,719					557,464	715,321	600,000	800,000	700,000
Rate of return for stockholders	10.00%	10.00%
Options to Purchase Common Stock Shares Outstanding excluded from diluted earnings per share						100,000	700,000	4,700,000	700,000